Acquisition of a subsidiary	9 Months Ended
Mar. 31, 2022
Acquisition of a subsidiary
Acquisition of a subsidiary
28	Acquisition of a subsidiary

Acquisition of assets and liabilities through acquisition of a subsidiary

The Company previously held 20% equity interest in YGF Investment V Limited (“YGF Investment”) and such investment was accounted for using equity method. On October 27, 2021, the Company acquired the remaining 80% equity interest in YGF Investment from YGF MC Limited at a total consideration of RMB694,479,000. As of March 31, 2022, the consideration has been fully settled. Upon completion of the acquisition, YGF Investment has become a wholly-owned subsidiary of the Group.

The major assets of YGF Investment comprised the land use right of and prepayments for the construction project of a new headquarter building. Substantive process did not commence as at the date of acquisition. The directors of the Company determined that the transaction constituted an acquisition of assets and liabilities through acquisition of a subsidiary as opposed to a business acquisition. As such transaction is a step acquisition, the previous 20% equity interest was included as part of the cost of the acquisition and was not remeasured at the date of acquisition.

The following summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

RMB '000
Property, plant and equipment	10,290
Right-of-use assets	1,781,595
Prepayments for construction project relating to headquarter building	200,000
Trade and other receivables	58
Cash and cash equivalents	10,996
Trade and other payables	(964,558)
Total identifiable net assets acquired	1,038,381

Total consideration transferred:

RMB'000
Cash	694,479
Add: carrying amount of the Group’s previously held equity
interest in YGF Investment at the date of acquisition	343,902
1,038,381

Analysis of net cash outflow of cash and cash equivalents in respect of the acquisition of YGF Investment:

RMB '000
Cash considerations paid	694,479
Less: cash and cash equivalents acquired	(10,996)
Net cash outflow	683,483

The value of identifiable net assets acquired was determined by the directors of the Company with reference to the valuation carried out by an independent valuer, Jones Lang LaSalle. The fair value of net assets acquired at the date of acquisition was not materially different from its carrying amount.